UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.9%	Birmingham Alabama Special Care Facilities Financing Authority, RB, Health Care Facilities, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,543,620
	County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	2,980,708

			8,524,328

Alaska - 0.6%	City of Anchorage Alaska, Refunding RB (AMBAC), 6.00%, 9/01/24	1,630	1,652,086

Arkansas - 4.2%	Arkansas Development Finance Authority, Refunding RB, Series C (MBIA), 5.35%, 12/01/35	12,165	12,250,277

California - 14.9%	City of Vista California, COP, Community Projects (MBIA), 5.00%, 5/01/37	5,400	4,990,734
	County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,670,065
	Dixon Unified School District, California, GO, Election of 2002 (FSA), 5.20%, 8/01/44	2,405	2,393,288
	Modesto Schools Infrastructure Financing Agency, Special Tax (AMBAC), 5.50%, 9/01/36	4,240	3,748,372
	Oceanside Unified School District, California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,232,722
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 5/01/10 (a)	25	25,581
	Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/21	2,975	2,977,350
	Port of Oakland, RB, Series L, AMT (MBIA), 5.38%, 11/01/27	5,000	4,906,750
	Roseville Joint Union High School District, California, GO, Election of 2004, Series A (MBIA), 5.00%, 8/01/29	2,985	3,056,998
	Sacramento City Financing Authority, California, RB, Capital Improvement (AMBAC), 5.00%, 12/01/27	150	150,764
	San Francisco City & County Airports Commission, RB, Special Facilities Lease, SFO Fuel, Series A, AMT (FSA), 6.10%, 1/01/20	1,250	1,252,388
	State of California, GO, Veterans, Series BZ, AMT (MBIA), 5.35%, 12/01/21	9,350	9,231,722
	Stockton Public Financing Authority, California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,930	2,478,165
	Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97-1, Series A (FSA), 5.00%, 9/01/38	1,620	1,571,756

			43,686,655

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Colorado - 1.3%	Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (FSA), 6.00%, 5/15/26	$3,300	$3,618,747

	Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	175	187,210

			3,805,957

District of Columbia - 0.8%	District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (MBIA), 5.00%, 6/01/32	2,500	2,453,425

Florida - 22.3%	City of Miami Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	2,900	2,824,136
	City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	4,000	4,015,560
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (b)	3,670	538,573
	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (FSA), 5.25%, 10/01/41	13,800	13,406,286
	County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (FSA), 5.50%, 10/01/41	6,700	6,728,274
	County of Miami-Dade Florida, RB, Series A, AMT (FSA), 5.00%, 10/01/33	6,730	6,336,093
	County of Pasco Florida, RB, Half-Cent Sales Tax (AMBAC), 5.13%, 12/01/28	6,300	5,916,393
	County of Saint John’s Florida, RB, CAB (AMBAC), 5.36%, 6/01/31 (b)	5,065	1,461,962
	Jacksonville Health Facilities Authority, RB, Baptist Medical Center (FSA), 5.00%, 8/15/37	7,740	7,513,218
	Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,682,529
	Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,375	12,882,870

			65,305,894

Georgia - 1.7%	Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (FSA), 5.00%, 7/01/34	4,830	5,013,443

Idaho - 0.1%	Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	320	328,848

Illinois - 4.1%	Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	2,080	2,276,435
	Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,858,184
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A, AMT (MBIA), 5.75%, 1/01/19	3,125	3,187,812
	City of Chicago Illinois, Refunding RB, Second Lien (MBIA), 5.50%, 1/01/30	2,270	2,449,171
	Lake Cook-Dane & McHenry Counties Community Unit School District 220, Illinois, GO (MBIA), 6.00%, 12/01/20	125	130,674

			11,902,276

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Indiana - 3.6%	Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA), 5.00%, 1/01/42	$8,000	$7,898,560
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,535,260

			10,433,820

Iowa - 1.0%	Iowa Finance Authority, RB, Iowa Health System (AGC), 5.25%, 2/15/29	2,915	2,964,059

Kansas - 1.9%	Kansas Development Finance Authority, RB, Sisters of Charity, Series J, 6.13%, 12/01/20	3,510	3,571,530
	Sedgwick & Shawnee Counties, Kansas, RB, Mortgage, Series A-2, AMT (GNMA), 6.20%, 12/01/33	2,015	2,043,331

			5,614,861

Kentucky - 1.0%	Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,150	1,218,724
	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,636,935

			2,855,659

Louisiana - 1.3%	Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,945,967

Michigan - 15.0%	City of Detroit Michigan, RB, Second Lien, Series B (MBIA), 5.50%, 7/01/29	4,170	4,183,469
	City of Detroit Michigan, RB, Second Lien, Series E (FGIC), 5.75%, 7/01/31	5,060	5,438,134
	City of Detroit Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	1,190	1,469,412
	City of Detroit Michigan, Refunding RB, Second Lien, Series C (FGIC), 5.75%, 7/01/27	2,600	2,821,286
	City of Detroit Michigan, Refunding RB, Senior Lien, Series B (MBIA), 5.25%, 7/01/22	9,235	9,280,621
	City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (FSA), 7.00%, 7/01/27	4,180	5,098,221
	City of Detroit Michigan, Refunding RB, Senior Lien, Series C-2 (FGIC), 5.25%, 7/01/29	1,860	1,936,055
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/24	1,440	1,519,258
	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.25%, 10/15/25	750	786,263
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	2,000	1,873,600
	Michigan Strategic Fund, Refunding RB, Detroit Edison Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	2,935	2,869,726

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	$3,115	$3,617,730
	Saint Clair County, EDC, Michigan, Refunding RB, Detroit Edison, Series AA (AMBAC), 6.40%, 8/01/24	3,000	3,039,900

			43,933,675

Minnesota - 1.5%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,223,514
	Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA), 5.63%, 2/01/18	2,185	2,303,493

			4,527,007

Nevada - 0.4%	County of Clark, Nevada, RB, Jet Aviation Fuel Tax, Series C, AMT (AMBAC), 5.38%, 7/01/20	1,200	1,150,536
	Nevada Housing Division, Nevada, RB, S/F Mortgage, Mezzanine, Series A-2, AMT (MBIA), 6.30%, 4/01/22	95	96,361

			1,246,897

New Jersey - 7.5%	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.25%, 7/01/33	11,000	11,098,780
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,510,398
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,945	4,056,999
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,281,366

			21,947,543

New York - 1.5%	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,388,274
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-3 (AMBAC), 5.25%, 6/01/21	2,000	2,086,140

			4,474,414

North Carolina - 0.4%	North Carolina HFA, North Carolina, RB, Home Ownership, Series 14, Series A, AMT (AMBAC), 5.35%, 1/01/22	1,235	1,246,671

Ohio - 1.0%	Aurora City School District, COP (MBIA), 6.10%, 12/01/09 (a)	1,745	1,771,192
	Kent State University Revenues, RB, General Receipts (AMBAC), 6.00%, 5/01/10 (a)	1,000	1,036,690

			2,807,882

Oklahoma - 1.0%	Claremore Public Works Authority, Oklahoma, RB, Series A (FSA), 5.25%, 6/01/14 (a)	2,385	2,763,810

Pennsylvania - 1.0%	Pennsylvania Turnpike Commission, RB, Sub-Series B (FSA), 5.25%, 6/01/39	3,000	2,984,670

Puerto Rico - 1.3%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,500	3,775,030

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Rhode Island - 2.0%	Providence Redevelopment Agency, Rhode Island, RB, Public Safety & Municipal Buildings, Series A (AMBAC), 5.75%, 4/01/10 (a)	$5,555	$5,728,594

South Carolina - 5.6%	South Carolina State Housing Finance & Development Authority, South Carolina, RB, Series A-2, AMT (FSA), 6.35%, 7/01/19	1,110	1,126,683
	South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	15,000	15,115,800

			16,242,483

Texas - 17.8%	City of Dallas Texas, Refunding RB & Improvement (AGC), 5.25%, 8/15/38	2,100	2,143,365
	City of El Paso Texas, Refunding RB & Improvement, Series A (FSA), 6.00%, 3/01/15	115	127,535
	City of El Paso Texas, Refunding RB & Improvement, Series A (FSA), 6.00%, 3/01/16	170	188,530
	City of El Paso Texas, Refunding RB & Improvement, Series A (FSA), 6.00%, 3/01/17	180	199,620
	City of Houston Texas, Refunding RB, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,616,291
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.88%, 11/01/18	2,150	2,222,369
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.88%, 11/01/19	2,390	2,466,026
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,117,700
	Lower Colorado River Authority, Refunding RB (AGC), 5.50%, 5/15/36	2,935	3,061,058
	Lubbock Copper Texas ISD, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,323,563
	North Texas Tollway Authority, Refunding RB, System, First Tier (MBIA), 5.75%, 1/01/40	14,750	14,882,602
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (MBIA), 5.63%, 1/01/33	10,975	11,193,511
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series B (MBIA), 5.75%, 1/01/40	1,000	1,008,990
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,083,460
	Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,295,080

			51,929,700

Utah - 1.4%	City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	4,085	3,958,283

Virginia - 0.9%	Virginia Public School Authority, Virginia, RB, School Financing, 6.50%, 12/01/35	2,195	2,522,867

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Washington - 1.8%	Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	$3,840	$3,686,208
	County of Lewis Washington, GO, Refunding (AMBAC), 5.75%, 12/01/09 (a)	1,640	1,645,986

			5,332,194

	Total Municipal Bonds - 121.8%		356,159,275

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California - 3.7%	City of San Jose California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/30	3,805	3,882,301
	San Diego Community College District, California, GO, Election of 2002 (FSA), 5.00%, 5/01/30	1,486	1,524,075
	Sequoia Union High School District, California, GO, Refunding, Election Series B (FSA), 5.50%, 7/01/35	5,189	5,442,184

			10,848,560

Colorado - 3.3%	Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	9,410	9,506,923

District of Columbia - 0.7%	District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	1,900,419

Florida - 8.3%	City of Saint Petersburg, Florida, Refunding RB (MBIA), 5.00%, 10/01/35	6,493	6,309,078
	County of Miami-Dade, Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,691,875
	Lee County HFA, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	3,870	4,151,891

			24,152,844

Georgia - 2.2%	City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/34	6,290	6,509,898

Illinois - 6.5%	City of Chicago, Illinois, RB, General Airport Third Lien, Series A, (AMBAC), 5.00%, 1/01/38	15,000	14,986,350
	City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	3,969	4,154,206

			19,140,556

Kentucky - 0.8%	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,468,318

Massachusetts - 3.7%	Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.00%, 7/01/35	5,535	5,546,568
	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	4,994	5,158,329

			10,704,897

Nevada - 6.8%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	10,000	10,975,900
	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	8,247	8,962,094

			19,937,994

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

New York - 2.5%	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	$6,751	$7,387,072

Washington - 2.5%	City of Bellevue, Washington, GO, Refunding (MBIA), 5.50%, 12/01/39	6,883	7,295,067

	Total Municipal Bonds transferred to Tender Option Bond Trusts - 41.0%		119,852,548

	Total Long-Term Investments (Cost - $470,233,659) - 162.8%		476,011,823

	Short-Term Securities

Florida - 1.1%	Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series C, 0.20%, 11/02/09 (d)	3,160	3,160,000

		Shares

Money Market Fund - 3.3%	FFI Institutional Tax-Exempt Fund, 0.23% (e)(f)	9,589,380	9,589,380

	Total Short-Term securities (Cost - $12,749,380) - 4.4%		12,749,380

	Total Investments (Cost - $482,983,039*) - 167.2%		488,761,203
	Liabilities in Excess of Other Assets - (0.8)%		(2,201,585)
	Liability for Trust Certificates, Including Interest Expense & Fees Payable - (21.6)%		(63,185,429)
	Preferred Shares, at Redemption Value - (44.8)%		(131,009,173)

	Net Assets Applicable to Common Shares - 100.0%		$292,365,016

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$415,401,209

Gross unrealized appreciation	$16,407,737
Gross unrealized depreciation	(6,164,571)

Net unrealized appreciation	$10,243,166

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(8,003,710)	$7,027

(f)	Represents the current yield as of the report date.

BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$9,589,380

Level 2
Long-Term Investments[1]	476,011,823
Short-Term Securities	3,160,000

Total Level 2	479,171,823

Level 3	—

Total	$488,761,203

[1]	See above Schedule of Investments for values in each state or political subdivision.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: December 18, 2009